Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
24,698	iShares 20+ Year Treasury Bond ETF	$2,627,126	0.5
627,843	Vanguard FTSE Developed Markets ETF	28,359,668	5.1
12,870	Vanguard Mid-Cap ETF	2,714,541	0.5

	Total Exchange-Traded Funds
	(Cost $28,513,489)	33,701,335	6.1

MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
1,635,062	Voya High Yield Bond Fund - Class R6	11,003,967	2.0
7,260,627	Voya Intermediate Bond Fund - Class R6	63,530,489	11.5
2,992,320	Voya Large Cap Value Portfolio - Class R6	16,008,911	2.9
3,597,916	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,597,116	5.9
3,408,177	Voya Multi-Manager International Equity Fund - Class I	32,548,086	5.9
4,463,341	Voya Multi-Manager International Factors Fund - Class I	38,831,071	7.1
1,161,973	Voya Multi-Manager Mid Cap Value Fund - Class I	10,202,120	1.9
549,060	(1) Voya Russell Large Cap Growth Index Portfolio Class I	29,182,544	5.3
146,423	(1) Voya Small Cap Growth Fund - Class R6	5,139,458	0.9
755,467	Voya Small Company Fund - Class R6	10,047,710	1.8
8,637,585	Voya U.S. Stock Index Portfolio - Class I	146,407,064	26.6
2,266,417	VY® BrandywineGLOBAL - Bond Portfolio - Class I	22,142,891	4.0
747,142	VY® Invesco Comstock Portfolio - Class I	15,622,729	2.8
2,094,654	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	55,382,663	10.1
1,173,538	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,855,223	2.0
239,341	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,442,747	3.0

	Total Mutual Funds
	(Cost $561,474,998)	515,944,789	93.7

	Total Investments in Securities (Cost $589,988,487)	$549,646,124	99.8
	Assets in Excess of Other Liabilities	954,631	0.2
	Net Assets	$550,600,755	100.0

(1)	Non-income producing security.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,701,335	$–	$–	$33,701,335
Mutual Funds	515,944,789	–	–	515,944,789
Total Investments, at fair value	$549,646,124	$–	$–	$549,646,124
Other Financial Instruments+
Futures	671,545	–	–	671,545
Total Assets	$550,317,669	$–	$–	$550,317,669
Liabilities Table
Other Financial Instruments+
Futures	$(1,015,063)	$–	$–	$(1,015,063)
Total Liabilities	$(1,015,063)	$–	$–	$(1,015,063)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$-	$11,252,923	$(411,480)	$162,524	$11,003,967	$68,881	$1,415	$-
Voya Intermediate Bond Fund - Class R6	76,069,949	10,227,164	(29,475,414)	6,708,790	63,530,489	633,531	(5,253,541)	524
Voya Large Cap Value Portfolio - Class R6	15,971,894	331,826	(1,932,774)	1,637,965	16,008,911	-	(1,201,866)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,534,978	5,791,325	(2,627,600)	1,898,413	32,597,116	-	(451,044)	-
Voya Multi-Manager International Equity Fund - Class I	32,802,073	357,285	(3,216,060)	2,604,788	32,548,086	-	(43,832)	-
Voya Multi-Manager International Factors Fund - Class I	38,387,323	756,462	(3,177,384)	2,864,670	38,831,071	-	76,111	-
Voya Multi-Manager Mid Cap Value Fund - Class I	10,592,117	221,570	(540,328)	(71,239)	10,202,120	-	120,213	-
Voya Russell Large Cap Growth Index - Class I	-	26,666,353	(183,549)	2,699,740	29,182,544	-	13,318	-
Voya Small Cap Growth Fund - Class R6	5,295,764	182,663	(696,631)	357,662	5,139,458	24	14,029	-
Voya Small Company Fund - Class R6	10,761,557	149,829	(1,340,792)	477,116	10,047,710	-	624	-
Voya U.S. Stock Index Portfolio - Class I	139,786,025	3,760,905	(7,396,487)	10,256,621	146,407,064	2	116,265	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	21,315,797	997,523	(1,527,480)	1,357,051	22,142,891	-	(286,676)	-
VY® Invesco Comstock Portfolio - Class I	16,006,625	363,463	(663,590)	(83,769)	15,622,729	-	67,318	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	53,645,265	968,446	(2,907,487)	3,676,439	55,382,663	-	(310,780)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,515,915	370,938	(1,404,091)	1,372,461	10,855,223	-	(534,127)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	15,501,334	870,999	(4,821,827)	4,892,241	16,442,747	-	(2,336,355)	-
	$474,186,616	$63,269,674	$(62,322,974)	$40,811,473	$515,944,789	$702,438	$(10,008,928)	$524

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	114	06/16/23	$10,336,950	$305,215
U.S. Treasury Ultra Long Bond	59	06/22/23	8,326,375	366,330
			$18,663,325	$671,545
Short Contracts:
MSCI EAFE Index	(52)	06/16/23	(5,450,900)	(186,942)
S&P 500® E-Mini	(67)	06/16/23	(13,861,463)	(828,121)
			$(19,312,363)	$(1,015,063)

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $600,783,834.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,356,455
Gross Unrealized Depreciation	(60,837,683)
Net Unrealized Depreciation	$(51,481,228)